Cost of Sales (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure Of Cost Of Sales [Line Items]
Cost of sales, standby costs	$ 0	$ 10,112
San Dimas [Member]
Disclosure Of Cost Of Sales [Line Items]
Cost of sales, standby costs		3,500
Stand by costs related to union work stoppage			$ 2,000
Santa Elena [Member]
Disclosure Of Cost Of Sales [Line Items]
Cost of sales, standby costs		2,000
La Encantade [Member]
Disclosure Of Cost Of Sales [Line Items]
Cost of sales, standby costs		$ 1,700